Significant accounting policies - Financial instruments (Details)	12 Months Ended
Dec. 31, 2021 item
Significant accounting policies
Minimum difference between original and new remaining cash flows for terms to be deemed substantially different	10.00%
Number of scenarios prepared for each PD curve	3
Number of credit conversion factors	2